The Prudential Insurance Company of America

                                   C. Christopher Sprague
                                   Assistant General Counsel
                                   Law Department

                                   The Prudential Insurance Company of America
                                   213 Washington Street
                                   Newark, NJ 07102-2992
                                   (201) 802-6997 fax: (201) 802-9560


                                                              May 5, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


          Re: Prudential Variable Contract Account GI-2
              (Registration No. 333-01031)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Pre-Effective Amendment No. 3 and (ii) that the text of Pre-Effective Amendment No. 3 was filed electronically on April 29, 1997 (Accession No. 0000950110-97-000724).



                                 By: /s/
                                     -------------------------------------------
                                     C. Christopher Sprague
                                     Assistant General Counsel
                                     The Prudential Insurance Company of America